Note 11 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Outstanding RSUs at beginning of period	320	$285.36	650	$259.50
Granted	—	—	—	—
Vested	(64)	260.18	(273)	255.85
Cancelled and forfeited	(252)	254.10	(57)	260.10
Nonvested RSUs as of December 31	4	$257.10	320	$285.36
	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Outstanding RSUs at beginning of period	54,706	$1.56	684	$133.20
Granted	98,944	2.58	138,343	1.45
Vested	(22,332)	4.11	(83,700)	0.23
Cancelled and forfeited	(73,116)	1.90	(621)	126.60
Nonvested RSUs as of December 31	58,202	$3.63	54,706	$1.56

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Year Ended
	December 31,
(In thousands)	2024	2023
Clinical trials	$1	$7
Research and development	8	19
General and administrative	15	32
Total	$24	$58
	Year Ended
	December 31,
(In thousands)	2024	2023
Clinical trials	$32	$11
Research and development	26	27
General and administrative	25	45
Total	$83	$83
	Year Ended
	December 31,
(In thousands)	2024	2023
Clinical trials	$72	$—
Research and development	110	—
General and administrative	308	—
Total	$490	$—

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	2024		2023
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of period	18,093	$101.04	32,706	$96.24
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled and forfeited	(4,372)	101.04	(14,613)	88.17
Balance as of December 31	13,721	$101.04	18,093	$101.04
Options exercisable as of December 31:	13,721	$101.04	18,093	$101.04

Nonvested Restricted Stock Shares Activity [Table Text Block]
	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSAs at beginning of period	—	$—	—	$—
Granted	254,185	2.42	—	—
Vested	(50,361)	2.47	—	—
Cancelled and forfeited	—	—	—	—
Nonvested RSAs as of December 31	203,824	$2.41	—	$—